Long-term investments	12 Months Ended
Dec. 31, 2023
Long-term investments
Long-term investments

10. Long-term investments

During the year ended December 31, 2018, the Group invested RMB225,000,000 in cash for 15% equity interest of Jiangxi Ruijing Financial Asset Management Co., Ltd. (‘‘Jiangxi Ruijing’’), a Chinese Mainland based asset management company through a nominee arrangement where the Group obtained all shareholder rights associated with the 15% equity holdings through contractual agreements with the nominal shareholder. Given that the Group has the ability to significantly influence Jiangxi Ruijing, the equity method of accounting was used. As of December 31, 2022, the Group recognized dividend receivable of RMB15,000,000, which has been subsequently collected in 2023, from the nominal shareholder of Jiangxi Ruijing.

During the year ended December 31, 2020, the Group invested RMB3,500,000 in cash for 20% equity interest of Shenzhen Zuopeng Digital Technology Co., Ltd., a Chinese Mainland based digital system service company, whereas the Group obtained less than 17% of the voting power of the investee. Given that the Group does not have the ability to exercise significant influence over investments, the Group measure it at cost minus impairment because readily determinable fair value is not available. During the year ended December 31, 2022, the Group disposed all of its beneficial interest at cost and further received an investment income of RMB425,843 from the investee.

During the year ended December 31, 2021, the Group invested RMB315,000,000 in cash for 45% equity interest of Shenyang Tianxinhao Technology Limited, a Chinese Mainland based software and information technology services company. As stated in the shareholder agreement, the historical assets (which refer to assets other than equity of Newup Bank of Liaoning, same below), claims or debts and other actual or potential profits or losses, which are generated before the closing date or after the closing date but attributable to reasons before the closing date, as descried in the agreement, shall be enjoyed and borne by the original shareholder, the Group will not bear any historical assets, claims or debts set forth. The significant influence can be given by the Group as the Group has its representation on the board and thus equity method was applied. The difference between the amount at which the long-term investment was carried and the amount of the underlying equities in net assets amounting to RMB48,074,531 and RMB1,303,096 as of December 31, 2022 and 2023, respectively. The Group impaired the investment amounting to RMB26,865,733 and RMB46,771,435 during the year of 2022 and 2023 and considered that such impairment is other than temporary.

The following table presents the summary combined financial information for the investee companies as of and for the years ended December 31, 2022 and 2023.

	As of December 31,	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
Assets:
Cash and cash equivalents	274,926,779	156,369,105	22,024,128
Financial investments	2,952,624,941	5,313,961,988	748,455,892
Prepaid expenses and other current assets, net	454,270,439	466,272,257	65,673,074
Long-term investments	416,823,932	527,245,707	74,261,005
Other non-current assets	1,845,308,140	1,560,057,412	219,729,491
Total assets	5,943,954,231	8,023,906,469	1,130,143,590
Liabilities:
Short-term borrowings	38,711,000	—	—
Accrued expenses and other current liabilities	2,772,708,125	4,406,921,935	620,701,973
Long-term borrowings	926,420,194	1,014,200,000	142,847,082
Other non-current liabilities	1,376,249	1,258,733	177,289
Total liabilities	3,739,215,568	5,422,380,668	763,726,344

	Year ended
	December 31,	Year ended December 31,
	2022	2023	2023
	RMB	RMB	US$
Net revenues	336,391,921	383,611,655	54,030,572
Net (loss) income	(170,276,127)	193,845,592	27,302,581